Investment Strategy - TH GARP India Rising Leaders ETF	May 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to invest in companies operating in India that TH GLOBAL CAPITAL ETFs LTD (the “Sub-Adviser”) believes are, or have the potential to become, significant players in their respective industries, relative to companies in such industries globally. The Fund employs a Growth At a Reasonable Price (“GARP”) strategy. The Fund will generally utilize the Sub-Adviser’s equity GARP strategy, which emphasizes investing in equity securities of companies with a combination of consistent revenue growth, rising free cash flow, and reasonable valuations. However, if insufficient numbers of equity securities meet this criteria, the Sub-Adviser will utilize its bond GARP strategy and seek to identify reasonably priced bonds of companies operating in India, until such time that sufficient numbers of equity securities meeting the equity GARP criteria can be identified.

Investment Process for Equities:

The Fund’s investment approach for investing in equity securities is primarily based on a bottom-up analysis, driven by a rigorous research process. This process prioritizes companies with strong recurring (predictable revenue generated from ongoing customer relationships, such as subscriptions) or re-occurring (revenue generated periodically from repeat customers, though not necessarily on a consistent schedule) revenue streams. It also prioritizes companies that, in the Sub-Adviser’s view, have high revenue growth and attractive valuations. The Sub-Adviser employs the following criteria in its stock selection process.

The Sub-Adviser conducts a fundamental analysis of companies operating in India, evaluating those that demonstrate the potential to increase revenues and earnings at rates which are higher than the average rate of the universe of Indian companies being evaluated. Companies are evaluated based on the following criteria, which are equal weighted:

●	Positive free cash flow: The cash a company generates after accounting for capital expenditures, which can be used for growth, dividends, or reducing debt.

●	Large total addressable markets: The total revenue opportunity available for a company’s products or services, indicating potential for growth.

●	Competitive advantages: Factors that may allow a company to outperform its competitors, such as sector leadership or pricing power.

●	Growing market share: An increasing percentage of an industry’s sales that a company controls.

●	Industry growth: Overall expansion of a particular sector or industry that supports the company’s growth.

●	Strong corporate governance: A company’s framework of rules and practices that guide how it is managed and controlled.

The Sub-Adviser may reject a company if it is deemed that it performs inadequately in one or more of the above criteria. Companies that are small- to mid-capitalization in size are favored under the Sub-Adviser’s fundamental analysis.

The Sub-Adviser conducts scenario analyses to assess how a company’s financial performance may change under different economic conditions. These analyses include:

●	Base case: Expected or most likely outcome.

●	Bull case: Optimistic or best-case scenario.

●	Bear case: Pessimistic or worst-case scenario.

The scenarios are evaluated for forward revenue (anticipated future revenue), and free cash flow, as well as valuation multiples, such as price-to-earnings or price-to-sales ratios. These metrics help the Sub-Adviser evaluate a company relative to its peers or historical performance. To attempt to manage risk, the Fund seeks to invest in companies that have a “margin of safety” -- the difference between the Sub-Adviser’s estimate of a company’s intrinsic value and its market price. The Fund applies this approach over a long term investment horizon, typically spanning around five years. This process seeks to enable the Fund to hold investments that, in the Sub-Adviser’s view, remain attractive under various market conditions.

The Sub-Adviser may also seek to actively engage with portfolio companies’ management, both before and after the Fund invests in such companies, to propose and recommend actions to improve their operations and growth.

Investment Process for Bonds:

If insufficient numbers of equity securities to constitute a full equity portfolio meet the above criteria, the Sub-Adviser’s GARP strategy will seek to identify reasonably priced bonds of companies operating in India. The Sub-Adviser considers a bond to be reasonably priced if it is priced in line with its intrinsic value, considering factors like interest rates, credit quality and maturity, and the yield relative to the risk posed by the bond. The Sub-Adviser focuses on bonds with shorter maturities (generally up to 12 months’ maturity) and strong liquidity (i.e., bonds that can be bought and sold without causing significant price fluctuations). The Sub-Adviser generally expects that, under normal market conditions, the allocation to bonds will be between 0% and 80% of the Fund’s assets.

The bonds in which the Fund invests are purchased in India and subject to India regulations or issued by Indian companies outside India, such as in the U.S. and Europe. The Fund will only invest in investment grade bonds as rated by global rating agencies, such as S&P Global Ratings, Moody’s Ratings, and Fitch Ratings. If a global rating is not available, the Fund will use ratings from Indian credit rating agencies, such as CRISIL (a subsidiary of S&P Global), ICRA (a subsidiary of Moody’s), CARE Ratings, and India Ratings & Research (a subsidiary of Fitch Ratings), depending on availability. The Fund will maintain an allocation to bonds until such time that sufficient numbers of equity securities meeting the equity GARP criteria, to constitute a full equity portfolio, can be identified. During extended periods where the Fund has a substantial allocation to bonds, the Fund may not be able to achieve its investment objective.

Technical Analysis

While the Fund’s core investment decisions are based on fundamental research, the Sub-Adviser may incorporate technical analysis to make recommendations regarding the timing of trades. Technical analysis involves evaluating indicators such as security price patterns, price trends, and trading volume to determine optimal entry and exit points. This approach aims to capture favorable price movements and enhance trade timing. This technical analysis complements the fundamental research by determining optimum entry and exit prices once the fundamental research identifies companies for investment.

Portfolio Construction:

The Fund typically invests in 20 to 40 companies (through equity positions or a combination of equity and bond positions) across multiple sectors. The Sub-Adviser may recommend prioritization of certain sectors that it believes offer superior growth prospects based on trends such as technological innovation, demographic shifts, or changes in consumer behavior. The Fund’s investments may reflect this view through an overweight in those sectors. The Fund’s investments in any one sector may exceed 25% of its assets, and it is anticipated that the Fund will have such overweight exposure to the financials and technology sectors. The Fund will have significant exposure to companies operating in India.

The Fund generally seeks to hold equity investments over a medium- to long-term horizon, typically between 3 and 5 years. However, the Sub-Adviser retains the flexibility to recommend adjustments of the Fund’s positions more frequently based on changes in market conditions, company performance, valuation or other concerns. The Fund generally seeks to hold bond investments short-term (up to 12 months’ maturity) and will reallocate these assets to equity investments as opportunities arise in accordance with the Sub-Adviser’s GARP equity strategy.

Tactical Asset Allocation:

During unfavorable market conditions or when the Sub-Adviser deems asset valuations unattractive and is otherwise unable to identify suitable equity or bond investments in accordance with its GARP strategy and subject to the Fund’s 80% policy, the Fund may tactically allocate assets to cash, U.S. Treasuries, or money market instruments. This flexibility is designed to preserve capital during periods of heightened volatility. Allocation to these assets may at times constitute a significant portion of the Fund’s portfolio until such time as appropriate investments become available for the deployment of such cash.

Holdings

The Fund typically invests in companies through ownership of equity securities and depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may also gain exposure to a company through the use of derivative instruments, such as swaps. The Fund may also hold bonds. The Fund may hedge its currency exposure through forward foreign currency contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in equity securities, bonds and other instruments (including derivative instruments) that provide exposure to companies operating in India, in accordance with the Sub-Adviser’s GARP strategy. The Fund considers a company to be operating in India if it (1) is organized under the laws of, or maintains its principal place of business in, India; (2) has at least 50% of its assets physically located in India; (3) derives 50% or more of its gross revenue or profits from goods produced or sold, investments made, or services provided in India; or (4) is primarily traded on the stock exchanges of India. Derivative instruments will be valued at notional value for the purposes of this test and will have economic characteristics similar to the companies to which they provide exposure.

The Fund will be registered as a Category I Foreign Portfolio Investor (“FPI”) under the sub-category ‘Entities from the Financial Action Task Force member countries which are appropriately regulated funds’ under the SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) with the Indian securities’ markets regulator, the Securities and Exchange Board of India (“SEBI”), and shall invest in the Indian equity securities in accordance with the FPI Regulations and the Master Circular for FPIs, Designated Depository Participants (“DDPs”) and Eligible Foreign Investors, dated May 30, 2024 (“Master Circular”), as amended from time to time, and the circulars and notifications issued by SEBI from time to time. This disclosure is included pursuant to the requirements of SEBI as a result of the Fund’s investment in companies operating in India. Refer to the Fund’s Statement of Additional Information (the “SAI”) for additional information related to the Fund’s FPI status.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in equity securities, bonds and other instruments (including derivative instruments) that provide exposure to companies operating in India, in accordance with the Sub-Adviser’s GARP strategy.